The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio - Columbia Wanger U.S. Equities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 4, 2015 (Accession No. 0001193125-15-033689), which is incorporated herein by reference.